24-Aug-98
Dear Shareholder:
Enclosed is your copy of the Daruma Mid-Cap Value Fund's Annual Report.
As we noted in our last letter, from now on you will receive a quarterly update on the performance of the Fund. Please call us at 1-800-435-5076 or e-mail us at darumanyc@aol.com if you have any questions.
Sincerely
/s/
Mariko O. Gordon, President
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DARUMA MID-CAP VALUE FUND
ANNUAL REPORT
30-Jun-98
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      			PORTFOLIO SUMMARY


Portfolio Composition					Value		% of Net Assets

	Common Stocks				"$3,074,990"		96.3	%
	Cash & Other Net Assets				"118,416"		3.7
	Total Net Assets				"$3,193,406"		100.0	%

Portfolio Characteristics (Unaudited)

	Weighted Average Market Capitalization					$1.7	billion
	Median Market Capitalization					$1.2	billlion
	Average P/E Ratio					19	x
	Average Portfolio Yield					1.7	%

Common Stock Sectors						% of Net Assets
	Business Services					16.7	%
	Consumer Non-Durable					15.0
	Technology					11.4
	Basic Industries					8.8
	Transportation & Logistics					8.1
	Consumer Durable					7.8
	Energy					6.6
	Media					6.3
	Retail					4.9
	Financial Services					4.6
	Healthcare					4.0
	Utilities					2.1

Top Ten Positions							% of Net Assets
1.	ANTEC Corporation				"$166,022"		5.2	%
2.	"Dime Bancorp, Inc."				"145,197"		4.5
3.	Federal-Mogul Corporation				"135,000"		4.2
4.	"Unisource Worldwide, Inc."				"133,426"		4.2
5.	"ADVO, Inc."				"130,085"		4.1
6.	International Multifoods Corporation				"129,250"		4.0
7.	Santa Fe Resources Inc.				"125,775"		3.9
8.	"Hayes Lemmerz International, Inc."				"115,275"		3.6
9.	Wang Global				"104,039"		3.3
10.	Newell Co.				"100,123"		3.1

DARUMA MID-CAP VALUE FUND
"Schedule of Investments at June 30, 1998"
Common Stocks - 96.3%

Shares			Value
		BASIC INDUSTRIES - 8.8%
"5,600"		AK Steel Holding Corp					"$100,101 "
"1,955"		Minerals Technologies Inc.					"99,461"
"4,250"		"A. Schulman, Inc."					"82,609"
							"282,171"

		BUSINESS SERVICES - 16.7%
"7,160"	+	ANTEC Corporation					"166,022"
"5,700"	+	Boise Cascade Office Products Corporation					"88,350"
"2,110"		Pittston Brinks Group					"77,806"
"3,700"		Reynolds & Reynolds Company Cl. A					"67,294"
"12,340"		"Unisource Worldwide, Inc."					"133,426"
							"532,898"

		CONSUMER DURABLE - 7.8%
"2,000"		Federal-Mogul Corporation					"135,000"
"2,900"	+	"Hayes Lemmerz International, Inc."					"115,275"
							"250,275"

		CONSUMER NON-DURABLE - 15.0%
"2,530"		Hormel Foods Corporation					"87,443"
"4,270"		"IBP, Inc."					"77,394"
"4,700"		International Multifoods Corporation					"129,250"
"2,010"		Newell Co.					"100,123"
"3,000"		Tupperware Corporation					"84,375"
							"478,585"

		ENERGY - 6.6%
"11,700"	+	Santa Fe Resources Inc.					"125,775"
"2,900"		Tosco Corporation					"85,187"
							"210,962"

		FINANCIAL SERVICES - 4.6%
"4,850"		"Dime Bancorp, Inc."					"145,197"

The accompanying notes are an integral part of the financial statements.

DARUMA MID-CAP VALUE FUND
"Schedule of Investments at June 30, 1998 (continued)"
Shares							Value
		HEALTHCARE - 4.0%
"2,420"		"Arrow International, Inc."					"$66,399 "
"6,060"		"Owens & Minor, Inc."					"60,600"
							"126,999"

		MEDIA  - 6.3%
"4,615"	+	"ADVO, Inc."					"130,085"
"1,200"		"Harcourt General, Inc."					"71,400"
							"201,485"

		RETAIL - 4.9%
"1,100"	+	"Payless Shoesource, Inc."					"81,056"
"2,100"	+	Consolidated Stores Corporation					"76,125"
							"157,181"

		TECHNOLOGY 11.4%
"5,300"	+	Data General Corporation					"79,169
"2,000"	+	Storage Technology Corporation					"86,750"
"4,100"	+	Structural Dynamics Research Corporation					"94,300"
"4,090"	+	Wang Global					"104,039"
							"364,258"

		TRANSPORTATION & LOGISTICS - 8.1%
"1,460"		Airborne Freight Corporation					"51,009"
"1,700"		CNF Transportation Inc.					"72,250"
"2,180"		"Circle International, Inc."					"61,040"
"4,730"		Pittston BAX Group					"73,611"
							"257,910"

		UTILITIES - 2.1%
"7,300"	+	El Paso Electric Company					"67,069"

		Total Common Stocks
		"  (Cost $2,873,990)"					"3,074,990"


The accompanying notes are an integral part of the financial statements.
DARUMA MID-CAP VALUE FUND
"Schedule of Investments at June 30, 1998 (continued)"

		TOTAL INVESTMENTS - - 96.3%
		"  (Cost $2,873,990)"					"$3,074,990 "
		CASH AND OTHER ASSETS LESS
		  LIABILITIES - 3.7%					"118,416"
		NET ASSETS - 100%					"$3,193,406 "

Notes to Schedule of Investments:

+Non-income producing.

Income Tax Information:
The cost of total investments for federal income tax purposes was "$2,873,990. At June 30, 1998, net unrealized appreciation on"
"investments was $201,000 consisting of aggregate gross "
"unrealized appreciation of $365,752 and aggregate gross"
"unrealized depreciation of $164,752."
The accompanying notes are an integral part of the financial statements.

DARUMA MID-CAP VALUE FUND
"Statement of Assets and Liabilities at June 30, 1998"
ASSETS:
"Investments at value (identified cost $2,873,990)
(Note 1)"			"$3,074,990 "
Cash							"123,074"
Subscriptions receivable							"8,140"
Deferred organization costs							"7,805"
Receivable for dividends and interest							"1,704"
Prepaid expenses and other assets							"17,584"
	TOTAL ASSETS						"3,233,297"
LIABILITIES:
Payable for securities purchased							"25,222"
Accrued expenses							"14,669"
	TOTAL LIABILITIES						"39,891"
	NET ASSETS						"$3,193,406 "

ANALYSIS OF NET ASSETS:
Accumulated net realized gain on investments					"$80,030 "
Net unrealized appreciation on investments							"201,000"
Paid-in capital							"2,912,376"
	NET ASSETS						"$3,193,406 "
PRICING OF SHARES:
"($3,193,406 / 239,577 shares outstanding)"							$13.33

STATEMENT OF CHANGES IN NET ASSETS
							For the period
					For the Year		" August 16, 1996"
					Ended		"to June 30, 1997"
					" June 30, 1998"		(Note 1)
From Investment Operations:
Net investment loss					"($11,014)"		"($5,673)"
Net realized gain on investments					"234,036"		"57,855"
Net unrealized (depreciation)/
appreciation on investments					"-22,365"		"223,365"
Net increase in net assets resulting
 from operations					"200,657"		"275,547"
Dividends to Shareholders:
Distributions paid from net realized gains		"-194,028"		"-1,146"
From Capital Share Transactions:
Net increase in net assets from capital
  share transactions (Note 3)					"1,727,616"		"1,184,760"
Increase in net assets					"1,734,245"		"1,459,161"
Net Assets:
Beginning of period					"1,459,161"		---
End of period					"$3,193,406 "		"$1,459,161 "

The accompanying notes are an integral part of the financial statements.
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DARUMA MID-CAP VALUE FUND
"Statement of Operations for the year ended June 30, 1998"

INVESTMENT INCOME
Income:
	Dividends					"$20,770 "
	Total Income					"20,770"

Expenses:
	Investment advisory fee (Note 2)					"21,267"
	Custodian and transfer agent fees					"14,403"
	Fund accounting fee					"10,800"
	Auditing and legal fees					"8,749"
	Federal and state registration fees					"3,599"
	Other expenses					"2,547"
	Amortization of deferred organization costs					"1,953"
						"63,318"

Less:
	Fee waived and expenses reimbursed by Advisor (Note 2)					"-31,534"

	Net Expenses					"31,784"

	Net Investment Loss					"-11,014"



NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS (Note 1)

Net realized gain on investments						"234,036"
Net unrealized depreciation on investments						"-22,365"

	Net realized and unrealized gain on investments					"211,671"

Net Increase in Net Assets Resulting from Operations						"$200,657 "

The accompanying notes are an integral part of the financial statements.


FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout the periods and to assist shareholders in evaluating the Fund's performance.


            							For the period
					For the year		16-Aug-96
					ended		       "to June 30, 1997"
					30-Jun-98	    	(Note 1)

"Net Asset Value, Beginning of Period"					$12.90 		$10.00
Income from Investment Operations:
Net investment loss					-0.07	(d)	-0.07	(d)
Net realized and unrealized gain on investments					1.98		2.91
					1.91		2.84

Less Distributions:
Distributions from net realized gains					-1.55		-0.01
Total Distributions					-1.55		-0.01

"Net Asset Value, End of Period"					$0.36 		$2.83

Total Investment Return					16%		29%	(c)

Ratios/Supplemental Data:
"Net Assets, End of Period"					"$3,193,406 "		"$1,459,161 "
Ratio of Expenses to Average Net Assets(a)					1.49%		1.49%	(c)
Ratio of Net Investment Loss to Average Net Assets(b)					-0.50%		-0.60%	(c)
Portfolio Turnover Rate					73%		46%


(a)	The ratio of expenses to average net assets before waiver
 of fees and reimbursement of expenses by
	"the investment adviser would have been 2.97% for the year
 ended June 30, 1998 and 5.10% for"
	"the period ended June 30, 1997."
(b)	The ratio of net investment loss to average net assets
before waivers and expense reimbursements
	"by the investment adviser would have been (2.00%) for the
 year ended June 30, 1998 and"
	"(4.21%) for the period ended June 30, 1997."
(c)	Not annualized.
(d)	Calculated using average shares outstanding during the period.
The accompanying notes are an integral part of the financial statements.
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Daruma Mid-Cap Value Fund
Notes to Financial Statements
1. Summary of Significant Accounting Policies
"Daruma Mid-Cap Value Fund (the "Fund") is a series of
 The Daruma Funds, Inc., a diversified open-end management company incorporated under the laws of Maryland. The Fund commenced operations on August 16,1996."
The preparation of financial statements in conformity with generally accepted accounting principles requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.
  Actual results could differ from those estimates.

a. Valuation of investments:
	"Market values for securities listed on an exchange are based upon the latest quoted sales prices as of 4:00 p.m. Eastern time on the valuation date. Securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities not listed on an exchange are valued at the latest quoted bid price. Temporary cash investments and debt obligations with 60 days or less remaining to maturity are valued at cost, unless the Board of Directors determines that this does not represent fair value. All prices of listed securities are taken
 from the exchange where the security is primarily traded.
Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair value of such securities. Securities for which market quotations are not readily available or which are restricted as to sale, and other assets are valued by such methods as the Board of Directors deems in good faith to reflect fair value."

 b. Investment transactions and related investment income:
	Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are calculated using the identified cost method.

c. Federal Income Taxes:
	"As a regulated investment company under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information"."

d. Distributions to Shareholders:
 Dividends and distributions are recorded on the ex-dividend date and usually paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the
Internal Revenue Code.  To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy
of the Fund not to distribute such gain.   At June 30, 1998, the Fund
 reclassified $11,014 from accumulated net investment loss to accumulated net realized gain in accordance with accepted accounting principles."

e. Repurchase agreements:
	"The Fund may enter into repurchase agreements with respect to its portfolio securities solely with Star Bank, N.A., the custodian of its investments. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements are held by Star
 Bank until maturity of the repurchase agreements. Repurchase agreements could involve certain risks in the event of default or insolvency of Star Bank, including possible delays or restrictions upon the ability of the Fund to dispose of the underlying securities. "

f.  Organizational expenses:
	"Costs incurred by the Fund in connection with its organization and initial registration of shares of $11,710 have been deferred and are being amortized on a straight line basis over a five-year period from the date of commencement of operations."

2. Investment Adviser:

	"Under the Fund's investment advisory agreement with Daruma Asset Management, Inc. (the "Adviser"), the Fund incurred $21,267 in fees which were voluntarily waived by the Adviser for the year ended June 30, 1998. At the Fund's current net asset level, the agreement provides for fees equal to 1% per annum of the Fund's average daily net assets. In addition, the Adviser voluntarily reimbursed other expenses of $10,267 for the year ended June 30, 1998."

3. Fund Shares:

"      The Board of Directors has authority to issue an unlimited number of shares of capital stock of the Fund, par value $.001.  Share transactions were as follows:"
											                          For the period
            For the year ended	"     August 16, 1996 "
								"    June 30, 1998  "	"       to June 30, 1997"
	            Shares    Amount	       Shares         Amount
Shares Sold	"123,544"	"$1,703,586 "	"116,932"	"$1,226,062 "
Shares Issued as reinvested
 dividends and distributions  15,375 194,028"	108	"1,146"
Shares Redeemed      "(12,469)  (169,998) "	"-3,913"	"-42,448"
Net Increase (end of period)	"126,450    $1,727,616"	"113,127"$1,184,760

4. Purchases and Sales of Securities

"For the year ended June 30, 1998, the cost of purchases and the proceeds from sales of investment securities, other than short-term securities, amounted to $2,902,594 and $1,443,439, respectively."

Daruma Mid-Cap Value Fund

"Report of Ernst & Young LLP, Independent Auditors"
Shareholders and Board of Directors
Daruma Mid-Cap Value Fund


"We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Daruma
 Mid-Cap Value Fund as of June 30, 1998, and the related statement of operations for the year then ended, and the statement of changes in net assets and financial highlights for the period from August 16, 1996 (commencement of operations) to June 30, 1997, and for the year ended June 30, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits."

"We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and highlights. Our procedures included confirmation of securities owned as of June 30, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion."

"In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Daruma Mid-Cap Value Fund at June 30, 1998, the results of its operations for the year then ended and changes in its net assets and financial highlights for the period from August 16, 1996 to June 30, 1997, and for the year ended June 30, 1998, in conformity with generally accepted accounting principles."
"New York, New York"
31-Jul-98
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